Disposition of Feng Hui (Details) - Schedule of reconciliation of income from operations classified as discontinued operations	12 Months Ended
Dec. 31, 2019 USD ($)
Discontinued Operations
Total interest and fees income	$ 3,514
Total interest expenses	(6,314,400)
Provision for loan losses	(24,702,109)
Other operating expenses	3,108,205
Net gain from discontinued operations	54,750,808
Net income (loss) from discontinued operations	$ 26,846,018